Stock-based compensation - Stock option transactions (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 Options	Dec. 31, 2025 $ / shares	Dec. 31, 2024 Options $ / shares
Stock-based compensation
Outstanding, beginning of year | Options		13,879,589		14,134,363
Granted | Options		13,923,028		1,162,500
Exercised | Options		(413,563)
Forfeited and expired | Options		(952,972)		(1,417,274)
Outstanding, end of year	26,436,082	26,436,082		13,879,589
Outstanding, beginning of year			$ 0.73	$ 0.71
Granted			0.74	$ 0.73
Exercised			$ 0.5
Forfeited and expired			0.79	0.56
Outstanding, end of year			$ 0.73	$ 0.73